BUSINESS DESCRIPTION	12 Months Ended
Dec. 31, 2023
BUSINESS DESCRIPTION [Abstract]
BUSINESS DESCRIPTION
1.	BUSINESS DESCRIPTION

Business Overview

Transportadora de Gas del Sur S.A. (“tgs” or the “Company”) is one of the companies created as a result of the privatization of Gas del Estado S.E. (“GdE”). tgs commenced operations on December 28, 1992 and it is mainly engaged in the Transportation of Natural Gas, and Production and Commercialization of natural gas Liquids (“Liquids”). tgs’s pipeline system connects major natural gas fields in southern and western Argentina with natural gas distributors and industries in those areas and in the greater Buenos Aires area. The natural gas transportation license to operate this system was exclusively granted to tgs for a period of thirty-five years (“the License”). tgs is entitled to a one-time extension of ten years provided that it has essentially met the obligations imposed by the License and by the Ente Nacional Regulador del Gas (National Gas Regulatory Body or “ENARGAS”). The General Cerri Gas Processing Complex (the “Cerri Complex”), where tgs processes natural gas by extracting liquids, was transferred from GdE along with the gas transmission assets. tgs also provides midstream services, which mainly consist of gas treatment, removal of impurities from the natural gas stream, gas compression, gas transportation in fields, wellhead gas gathering and pipeline construction, operation and maintenance services. Also, telecommunications services are provided through the subsidiary Telcosur S.A. (“Telcosur”). These services consist of data transmission services through a network of digital terrestrial radio relay.

Subsequently, the corporate purpose of the Company was modified to incorporate the development of complementary activities, incidental, linked and / or derived from natural gas transportation, such as the generation and commercialization of electric power and the provision of other services for the hydrocarbon sector in general.

Major Shareholders

tgs’ controlling shareholder Compañía de Inversiones de Energía S.A. (“CIESA”), holds 51% of the common stock of the company, the National Security Administration (“ANSES”) holds 24% and the remaining 25% is held by the investing public (tgs has 5.25% of the shares in the portfolio).

CIESA is under joint control of Pampa Energía S.A. (“Pampa Energía”) with 50% and Grupo Inversor Petroquímica S.L. (“GIP”) and PCT L.L.C. with the remaining 50%.

The following table shows the organizational structure, shareholders and related parties of tgs as of December 31, 2023:

44%, 24%, 8%, 12%, 5%, 51%, 49%, 99.98%, 0.02%, 100%, 49%, 25.5%, 20.4%, 5.1%

Economic context

General framework

The Company operates in a complex economic context whose main variables have recently had strong volatility as a result of political and economic events at the national level.

2023 was a year in which the Argentine economy went through high levels of volatility and uncertainty. On the one hand, at the beginning of the year there was a record drought that implied a drop of approximately US$ 20,000 million in the liquidation of foreign currency by the agro-export sector, negatively impacting not only the accounts of the Argentine Central Bank (“BCRA”) but also in tax collection. Additionally, as in any election year, political uncertainty has also generated deep macroeconomic imbalances.

This situation led the administration of former President Alberto Fernández to adopt various measures including, among others: (i) the issuance of new exchange restrictions, (ii) the establishment of the Tax for an Inclusive and Solidarity Argentina (“PAIS” according to its initials in Spanish), applicable to the acquisitions by Argentine residents of foreign currency intended for the purchase of certain goods and services from abroad, and other taxes in order to reduce the fiscal deficit and (iii) the freezing of certain internal prices.

The low level of reserves in the BCRA has led the national government to restrict access to the Free and Single Exchange Market (“MULC” according to its initials in Spanish) in order to contain the demand for dollars and the flight of foreign currency, which means for the company a restriction when operating their businesses. These restrictions involved the implementation of an import payment control system subject to a series of limits determined by the Ministry of Commerce and the Federal Administration of Public Revenues (“AFIP” according to its initials in Spanish).

On October 22, 2023, the general elections were held in Argentina. The result yielded a new conformation of Congress as of December 10, 2023 (in a minority for the president-elect). On November 19, 2023, the runoff election was held, in which the opposition candidate for La Libertad Avanza politic party, Javier Milei, was elected president.

After taking office, the current administration launched a package of emergency measures aimed at relaxing controls and deregulating the economy, with the main objective of reducing the fiscal deficit. Among the main measures adopted we can mention:

•  Announcement of an economic plan centered on the review of fiscal, exchange and monetary policy in which, among other issues: (i) a sharp cut in public spending is shown along with an increase in certain taxes, (ii) the price of the US dollar was raised against the Argentine peso from $/US$ 350 to $/US$ 800 and a monthly devaluation of 2%, (iii) reduction of energy and transportation subsidies and (iv) limits the monetary issue and modifies the Treasury financing program in order to reduce the BCRA’s liabilities.

•  Issuance of the Decree of Necessity and Urgency (DNU) No. 70/2023 - “Bases for the Reconstruction of the Argentine Economy” that declares the public emergency in economic, financial, fiscal, administrative, pension, tariff, health and social matters until on December 31, 2025. This decree promotes economic deregulation and the insertion of Argentina in world trade through the adoption of international standards for the trade of goods and services.

•  On December 27, 2023, the National Executive Branch sent the Draft Law of Bases and Starting Points for the Freedom of Argentines (the “Omnibus Law”) for consideration by the National Congress. On February 6, 2024, the government was forced to return the Omnibus Law to committees, since they did not gather the number of votes necessary for its approval. As of the date of issuance of these Consolidated Financial Statements, it is not possible to predict the impact that the Omnibus Law may have on our financial situation, equity and results of operations.
Among the main macroeconomic variables of 2023 we can mention:

•  GDP drop by 1.4% in the year 2023;

•  accumulated increase of 211.4% in the CPI;

•  increase to 40.2% in the poverty rate;

•  increase in the official exchange rate (BNA selling rate) to $808.45 per US dollar (with the gap with the “blue chip swap” dollar during much of the year being approximately 125% and as of December 31, 2023, 20%).

•  A fiscal deficit equivalent to 3% of GDP.

Restrictions on the Free and Single Exchange Market (“MULC”)

BCRA regulations

The low level of reserves in the BCRA has led the national government to maintain very restrictive exchange controls for the purchase of foreign currency in the MULC for much of the year.

In order to regulate access to the MULC in order to contain the demand for dollars, the BCRA established a series of requirements that require the request for prior authorization from the BCRA for certain transactions, among them are the following:

•  Payment of dividends to non-residents;

•  Payment of imports of certain goods from abroad or cancellation of debts arising from their importation, except for some exceptions expressly provided for in the applicable regulations;

•  The formation of external assets; and

•  The payment of financial loans to non-residents.

All of these measures have been intensifying since April 2020, including measures linked to the trading of stock assets by companies.

Effective as of December 13, 2023, the BCRA issued Communication “A” 7917 in which a series of modifications are established for the purposes of access to the MULC. Between them:

•  The payment systems for imports of goods and services (known as “SIRA” and “SIRASE” declarations) and the need to validate operations in the “Single Foreign Trade Current Account” computer system are eliminated.

•  For new debts for imports, access to the MULC may be granted, without the need for prior approval from the BCRA, to make deferred payments for new imports of goods with customs entry registration according to the schedule established by type of goods.

•  Regarding the importers´ debt prior to December 12, 2023, the AFIP and the BCRA regulated the use of “BOPREAL” (acronym in Spanish for Bond for the Reconstruction of a Free Argentina). The purpose of this bond is to pay off the importers’ debts, for which they had to previously register in a registry enabled for such purpose at the AFIP.

Tax regulations

Law No. 27,541 on Social Solidarity and Productive Reactivation in the Framework of the Public Emergency (B.O. 12/23/2019) and its modifications created the so-called PAIS Tax, which established a tax applicable to acquisitions by Argentine residents of currency foreign currency intended for the purchase of certain goods and services from abroad.

On July 24, 2023, Decree No. 377/23 was issued, later modified by Decree No. 29/2023 (effective as of December 13, 2023), by which it extends the PAIS Tax to the following operations:

•  The acquisition abroad of personal, cultural and recreational services (does not include educational teaching). 30% rate.

•  Importation of luxury goods. 30% rate.

•  The acquisition abroad of services included in the decree (technical, legal, accounting, managerial services, business services in general, charges for the use of intellectual property, advertising, engineering, audiovisual services, among others). 25% rate.

•  The acquisition abroad of freight services and other transportation services for import or export operations of goods. Rate of 17.5% (previously 7.5%).

•  The import of merchandise, with the exception of goods linked to energy generation whose scope has not yet been regulated. Rate of 17.5% (previously 7.5%).

Said decree was regulated on July 25, 2023 by General Resolution No. 5,393/23 of the AFIP in which, among other issues, the entry of a payment on account of the PAIS Tax is provided for in the case of acquisition of goods from the 95% of the total final tax to be paid. Said payment on account must be entered by the importer at the time of officialization of the import destination. The balance for the remaining 5% PAIS tax must be paid at the time of accessing the MULC at the time of payment abroad, with the intervening bank acting as collection and settlement agent.

Export settlement

On October 3, 2023, the Ministry of Energy issued Resolution No. 808/2023, through which exports of commercialized products are included within the Export Increase Program created by Decree No. 576/22. by the Society.

According to said program, the Company must enter 75% of the value of its exports in foreign currency into the country. The remaining 25% may be settled in pesos through the purchase of negotiable securities. To qualify for the scheme, exports must be settled between October 2 and October 20, 2023, and the effective export date must not be later than November 30, 2023.

Subsequently, through Decree No. 28/2023, the proportion mentioned above was modified, and currently 80% of the value of its exports must be imported into the country in foreign currency. The remaining 20% may be settled in pesos through the purchase of negotiable securities, the validity of the rule not being specified.

The context of volatility and uncertainty continues as of the date of issuance of these consolidated financial statements. Government measures already implemented, or those that may be implemented in the future, could eventually affect the results of operations, financial and equity situation of the Company.

Likewise, the Company’s management permanently monitors the evolution of the variables that affect its business, to define its course of action and identify the potential impacts on its equity and financial situation. The reforms proposed by the new government began their legislative discussion process. It is not possible to predict at this time its evolution or new measures that could be announced. Likewise, the Company cannot guarantee that the aforementioned macroeconomic difficulties or the adoption of new measures by the Argentine Government to control inflation may affect its operations and financial situation.

The Company’s financial statements must be read in light of these circumstances.